RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES

22. RELATED PARTIES

The principal related parties of which the Company as of December 31, 2024 are as follows:

(a) Relationship:

Name of Entity or Individual	Relationship with the Company

Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	Significantly influenced by the Company
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd.	Significantly influenced by the Company
Zhang Jiannong	Shareholder
Wang Qingjun	Shareholder
Euroamer Kaiwan Technology Company Limited	Shareholder
Chijet Holdings Limited	Shareholder
Mu Hongwei	Principal Owner/Director
John Chiang	Shareholder
Simon Pang	Shareholder
Wen Li	Shareholder
Ying Liu	Shareholder/Independent Director
Wang Wenbo	Independent Director
Li Huimin	Independent Director
China FAW Co., Ltd.	Non-controlling interest shareholder
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	Non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	Affiliate of non-controlling interest shareholder
Nanjing Shengnuo Biotechnology Industry Company Ltd.	Affiliate of non-controlling interest shareholder
Qiming Information Technology Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Bestune Car Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW-Volkswagen Automobile Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Mould Manufacturing Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Logistics Co., Ltd.	Affiliate of non-controlling interest shareholder
Changchun FAW International Logistics Co., Ltd.	Affiliate of non-controlling interest shareholder
China FAW Technology Center	Affiliate of non-controlling interest shareholder
China FAW Group Co., Ltd.	Affiliate of non-controlling interest shareholder
China FAW Group Import & Export Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Finance Co., Ltd.	Affiliate of non-controlling interest shareholder
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Equity Investment (Tianjin) Co., Ltd.	Affiliate of non-controlling interest shareholder
Yantai Public Transportation Co., Ltd.	Significantly influence the Company
Shandong Zhanpuce Management Consulting	Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.	Significantly influenced by non-controlling interest shareholder
Jinan Haiyun Investment Consulting Co., Ltd.	Significantly influenced by non-controlling interest shareholder
Machinery Industry Ninth Design and Research Institute Co., Ltd.	Significantly influenced by non-controlling interest shareholder
FAW Bus (Dalian) Co., Ltd.	Significantly influenced by non-controlling interest shareholder

(b) The following tables indicate the transactions that have been entered into with related parties:

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

i)	Balance Sheets

	As of December 31, 2024
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties

Shareholders
Euroamer Kaiwan Technology Company Limited	-	-	-	-	-	1,130	-
Chijet Holdings Limited	-	-	-	-	-	570	-
Ying Liu	-	-	-	-	-	13	-

Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	33	-	-	-	-	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd.	1	266	-	272	89	-	-

Independent Directors
Wang Wenbo	-	-	-	-	-	63	-
Huimin Li	-	-	-	-	-	13	-

Non-controlling interest shareholder
China FAW Co., Ltd.	2	-	38,661	141	-	-	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	-	-	-	1,529	3,799

Affiliate of non-controlling interest shareholder
Qiming Information Technology Co., Ltd.	-	-	-	79	-	133	-
FAW Bestune Car Co., Ltd.	84	-	-	75	-	-	-
FAW-Volkswagen Automobile Co., Ltd.	5	-	-	-	-	-	-
FAW Mould Manufacturing Co., Ltd.	-	-	-	38,904	-	-	-
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	-	-	-	2,638	-	89	-
FAW Logistics Co., Ltd.	-	-	-	2,703	-	-	-
Changchun FAW International Logistics Co., Ltd.	-	-	-	364	-	614	-
China FAW Group Co., Ltd.	-	-	-	-	-	24,516	-
China FAW Group Import & Export Co., Ltd.	22	-	-	81	58	25	-
FAW Equity Investment (Tianjin) Co., Ltd.	-	-	-	-	-	-	2,345
FAW Finance Co., Ltd.	-	-	-	-	-	28,713	157,751

Significantly influence the Company
Yantai Public Transportation Co., Ltd.	-	-	-	-	-	36,408	101,380

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.	-	-	-	-	-	119	1,781
Jinan Haiyun Investment Consulting Co., Ltd.	-	-	-	-	-	151	1,369
Machinery Industry Ninth Design and Research Institute Co., Ltd.	-	-	-	124	-	-	-
FAW Bus (Dalian) Co., Ltd.	-	-	-	2	738	-	-

Other	-	465	4	27	76	-	-

Total	114	764	38,665	45,410	961	94,086	268,425

	As of December 31, 2023
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties

Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	421	-	-	-	3	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd.	-	1,847	-	-	-	-	-

Independent Directors
John Chiang	-	15	-	-	-	13	-
Simon Pang	-	15	-	-	-	13	-
Wen Li	-	15	-	-	-	13	-
Ying Liu	-	15	-	-	-	13	-

Non-controlling interest shareholder
China FAW Co., Ltd.	3	-	48,699	184	-	-	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	-	-	-	1,142	3,906

Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	-	-	-	-	-	30,542	104,227
Nanjing Shengnuo Biotechnology Industry Company Ltd.	-	-	-	-	-	69	1,127
Qiming Information Technology Co., Ltd.	-	-	-	81	-	111	-
FAW Bestune Car Co., Ltd.	164	-	-	75	-	-	-
FAW-Volkswagen Automobile Co., Ltd.	16	-	-	-	-	-	-
FAW Mould Manufacturing Co., Ltd.	-	-	-	39,996	-	-	-
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	-	-	-	2,712	-	91	-
FAW Logistics Co., Ltd.	-	-	-	2,779	-	-	-
Changchun FAW International Logistics Co., Ltd.	-	-	-	374	-	631	-
China FAW Group Co., Ltd.	-	-	-	-	-	25,204	-
China FAW Group Import & Export Co., Ltd.	25	-	-	83	119	26	-
FAW Finance Co., Ltd.	-	-	-	-	-	20,565	162,181
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd.	-	-	-	-	1,527	-	-

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.	-	-	-	-	-	21	563
Jinan Haiyun Investment Consulting Co., Ltd.	-	-	-	-	-	34	1,408
Machinery Industry Ninth Design and Research Institute Co., Ltd.	-	-	-	878	-	-	-
FAW Bus (Dalian) Co., Ltd.	-	-	-	-	758	-	-

Other	-	458	49	30	79	4	-

Total	208	2,786	48,748	47,192	2,483	78,495	273,412

ii)	Operations

	For the year ended December 31,2024			For the year ended December 31,2023			For the year ended December 31,2022
	US$’000			US$’000			US$’000
	Sales of goods	Purchase of goods	Interest Expense	Sales of goods	Purchase of goods	Interest Expense	Sales of goods	Purchase of goods	Interest Expense

Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	-	-	-	177	-	-	941	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd.	345	17,729	-	676	2,598	-	316	2,803	-

Shareholder
Wang Qingjun	-	-	-	-	-	15	-	-	-
Euroamer Kaiwan Technology Company Limited	-	-	-	-	-	22	-	-	-

Non-controlling interest shareholder
China FAW Co., Ltd.	58	5	-	518	-	-	100	108	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	189	-	-	203	-	-	245

Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	-	-	-	-	-	6,894	-	-	7,239
Nanjing Shengnuo Biotechnology Industry Company Ltd.	-	-	46	-	-	70	-	-	-
Qiming Information Technology Co., Ltd.	-	127	-	-	213	-	-	248	-
FAW Bestune Car Co., Ltd.	-	-	-	145	1	-	1,790	391	-
FAW-Volkswagen Automobile Co., Ltd.	68	-	-	108	-	-	224	-	-
Faw Logistics Co. Ltd.	-	-	-	-	-	-	-	-	-
China FAW Technology Center	-	-	-	243	-	-	756	-	-
China FAW Group Co., Ltd.	-	-	-	-	-	-	-	429	-
China FAW Group Import & Export Co., Ltd.	63	9	-	380	-	-	1,824	157	-
FAW Finance Co., Ltd.	-	-	8,835	-	-	7,510	-	-	7,240
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd.	0	-	-	333	-	-	1,898	-	-

Significantly influence the Company
Yantai Public Transportation Co., Ltd.	-	-	6,796	-	-	-	-	-	-

Significantly influenced by non-controlling interest shareholder
Shandong Zhanpuce Management Consulting	-	-	-	-	-	12	-	-	-
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.	-	-	101	-	-	21	-	-	-
Jinan Haiyun Investment Consulting Co., Ltd.	-	-	120	-	-	34	-	-	-
Machinery Industry Ninth Design and Research Institute Co., Ltd.	-	(150)	-	-	-	-	-	-	-

Other	-	90	-	-	19	-	-	1,052	-

Total	534	17,810	16,087	2,403	3,008	14,781	6,908	6,129	14,724

(c) The following table consists of the financing that the Company has entered into with related parties:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.(i)	-	104,227
Nanjing Shengnuo Biotechnology Industry Company Ltd. (ii)	-	1,127
FAW Finance Co., Ltd. (iii)	157,751	162,181
FAW Equity Investment (Tianjin) Co., Ltd. (iv)	2,345	-

Significantly influence the Company
Yantai Public Transportation Co., Ltd. (i)	101,380	-

Non-controlling interest shareholder
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (v)	3,799	3,906

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.(vi)	1,781	563
Jinan Haiyun Investment Consulting Co., Ltd. (vii)	1,369	1,408

Total	268,425	273,412

(i)

In December 2019, Shandong Baoya entered into loans with Yantai Guofeng Investment Holding Group Co., Ltd. (“Yantai Guofeng”). The loans bear an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya meets certain development conditions, part of the loans could be transferred to a government subsidy, and the relevant interest would be waived. None of the conditions were met. For the years ended December 31, 2024 and 2023, the principal amount converted to government subsidies were nil. As of December 31, 2024, Shandong Baoya was notified that Yantai Guofeng has transferred its creditor’s rights in Shandong Baoya to Yantai Public Transportation Co., Ltd. (“Yantai Trans”). On February 10, 2025, Yantai Trans filed an application for property preservation with the Yantai Intermediate Court, which resulted in the freezing of Shandong Baoya’s land use right. The net value of the frozen land use right was US$25.64 million as of December 31, 2024.

(ii)	In May 2023, Shandong Baoya entered loans with Nanjing Shengnuo Biotechnology Industry Company Ltd. The loans bear an interest rate of 10%. The loans were to mature in three months, but the due dates were further extended twice in July 2023 and January 2024. On May 16 and June 4, 2024, Shandong Baoya repaid the principal of US$342,499 and US$753,497, respectively. As of December 31, 2024, there was no outstanding principal due.

(iii)

During May 2020, FAW Jilin entered into mortgage loans with FAW Finance Co., Ltd. The loans bear interest of 3.915% and mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$39.44 million (each for the remaining principal balance). On November 1, 2022, 2023 and 2024, FAW Jilin defaulted on this mortgage loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The following table illustrates the carrying amount of the loan and the property, plant and equipment and land use right, pledged by the Company to secure the borrowings as of December 31, 2024 and 2023.

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Collateralized by the FAW Jilin factory and land use right with the carrying value of US$58.94 million and US$64.94 million, as of December 31, 2024 and 2023, respectively.	47,950	49,297
Collateralized by the machinery and equipment, molds and tooling, other logistic equipment of FAW Jilin with carrying value of US$19.29 million and US$ 25.70 million as of December 31, 2024 and 2023, respectively.	95,197	97,870
Credit loan, no collateralized items.	14,604	15,014
Total	157,751	162,181

Maturity date	The loans mature gradually from November 1, 2022 to November 1, 2025.

Interest Rate and default rate	The loans bear an annual interest rate of 3.915% and the interest rate for the default principal is 5.0895%

Interest expense	The interest expenses were US$8.83 million, US$7.51 million and US$7.24 million for the years ended December 31, 2024, 2023 and 2022, respectively.

(iv)	On December 19, 2024, FAW Jilin entered a mortgage loan of US$ 2.34 million with FAW Equity Investment (Tianjin) Co., Ltd. The loan bears interest of 3.10% and will mature in one year. As of December 31, 2024, there were US$ 2.34 million of outstanding principal and the carrying amount of land use right pledged by FAW Jilin was US$29.30 million.

(v)	In 2016, Dezhou Yarui entered into a related party mortgage loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. In March 2022, pursuant to the loan agreement, Dezhou Jingtai filed a request in court that the Company repay the loan in advance. In April 2022, the Company reached a settlement agreement with Dezhou Jingtai. Pursuant to the settlement agreement, the outstanding balance of US$4.62 million will bear an annual interest rate of 4.9% and will be repaid in four installments, with each payment amount of US$1.16 million on and before August 1, 2024. As of March 24, 2023, the Company partially paid the first installment, which was due on February 1, 2023. In August 2023, Dezhou Yarui entered into an agreement with Dezhou Jingtai to settle the remaining amount due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of December 31, 2024 and 2023.

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Collateralized by buildings, machinery and equipment, land use right of Dezhou Yarui. The carrying amounts of machinery and equipment pledged to secure the borrowings as of December 31, 2024 and 2023 were US$689,814 and US$585,773, respectively. The carrying amount of buildings and land use rights pledged to secure the borrowings as of December 31, 2024 and 2023 were US$1.22 million and US$1.78 million, respectively.	3,799	3,906

Maturity date	The outstanding balance was due on August 1, 2024.

Interest Rate	The loans bear an annual interest rate of 4.9%

Interest expense (One loan thus no weighted average rate)	The interest expenses were US$189,347, US$203,081 and US$245,342 for the years ended December 31, 2024, 2023 and 2022 respectively.

Others	For the year ended December 31, 2024, the Company has paid nil.

(vi) In August and October 2023, Shandong Baoya entered into two loans totaling US$547,998 with Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.(“Jiankangdadi”). The loans bear interest of 10% and the due dates were on December 31, 2023 and April 23, 2024. As of May 15, 2025, the US$410,998 loan had its maturity extended to June 30, 2025 and the interest rate was decreased to 6.5%. The due date of the US$136,999 loan was extended to October 23, 2025, and the interest rate was decreased to 6.5%.

Additionally, on January 16, 2024, January 19, 2024, and March 25, 2024, Shandong Baoya entered three loans with Jiankangdadi. The loans bear interest of 6.5%. The total of the three loans was US$1.23 million, where the due dates are January 15, 2025, January 28, 2025 and March 24, 2025, respectively. As of May 15, 2025, the due dates were further extended to July 15, 2025, July 28, 2025 and September 24, 2025 with the interest rate of 6.5%.

On November 25, 2024, Jiankangdadi filed an application with the Lixia People’s Court of Jinan City to freeze Shandong Baoya’s 4.5% equity interest in Xiangyang Yazhi equivalent to the outstanding principal of US$616,497 to secure the borrowings. The freeze order is effective from November 29, 2024 to November 28, 2027.

(vii)In August and September 2023, Shandong Baoya entered two loans amounting to US$1.37 million with Jinan Haiyun Investment Consulting Co., Ltd. The loans bear interest of 10%. The due dates were February 22, 2024 and March 24, 2024, respectively. As of May 15, 2025, the due dates were extended to August 22, 2025 and September 24, 2025, respectively. The interest rate was decreased to 6%.

On December 3, 2024, Jinan Haiyun filed an application with the Lixia People’s Court of Jinan City to freeze Shandong Baoya’s 2% equity interest in FAW Jilin equivalent to the outstanding principal of US$1.51 million to secure the borrowings. The freeze order is effective from December 4, 2024 to December 3, 2027.

(d) Compensation to independent directors

The following table consists of the number of shares and the total amount of compensation to independent directors:

	December 31, 2024		December 31, 2023
	Issued shares	Cash	Issued shares	Cash
		US$’000		US$’000

John Chiang	-	$12.50	167	$37.50
Simon Pang	-	$12.50	167	$37.50
Wen Li	-	$12.50	167	$37.50
Ying Liu	-	$50.00	167	$37.50
Wenbo Wang	-	$31.25	-	$-
Huimin Li	-	$37.50	-	$-
Total	-	$156.25	668	$150

The Company appointed four independent directors in 2023 and offered each of the directors compensation amounting to US$100,000 for one year. US$50,000 of the compensation was payable in cash and US$50,000 was payable by the issuance of the Company’s ordinary shares. On March 31, 2023, the offer letter (“2023 Contract”) took effect. The compensation is payable in arrears on a semi-annual basis, with the payment of US$25,000 in cash and ordinary shares of the Company valued at US$25,000. On June 1, 2023, the Company issued to each independent director 167 ordinary shares of Chijet under the offer letter, with each share valued at US$300. The contract ended as of March 31, 2024 and the total US$200,000 of compensation costs were fully paid.

Three independent directors resigned following the expiration of 2023 Contract, and the remaining director renewed her contract on April 8, 2024. The Company subsequently appointed two additional independent directors on April 8, 2024, and May 14, 2024, respectively. The new contract (“2024 Contract”) maintains the 2023 Contract terms. As of December 31, 2024, the Company has not yet issued shares but paid US$50,000 of compensation costs under the 2024 Contract.

On January 13, 2005, Ying Liu and Huimin Li resigned as independent directors of the Company. The Company subsequently appointed three independent directors, Wanli Wang, Na Wang, Jing Zhang, on January 27, 2025.